Financial Instruments And Risks -- Summary of Impact to Profit/(Loss) Before Income Tax (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Discounted cash flow [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Discounted cash flow method	¥ 5,225,180	¥ 3,819,204
Discount rate, measurement input [member] | Unlisted Securities at Fair Value Through Profit or Loss [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(97,831)	(113,936)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	¥ 102,194	¥ 119,511